Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below highlight the Company’s revenues, expenses and net income (loss) for each reportable segment and Non-Bank and is reconciled to net income (loss) on a consolidated basis for the years ended December 31, 2025, 2024, and 2023.

	As of and for the year ended December 31, 2025
(dollars in thousands)	Bank	Wealth Management	Non-Bank	Total
Operating revenue
Interest income	$97,554	$—	$104	$97,658
Interest expense	28,384	—	3,394	31,778
Net interest income	69,170	—	(3,290)	65,880
Provision for credit losses	360	—	—	360
Operating expenses
Salaries and employee benefits	26,271	871	699	27,841
Occupancy, furniture and equipment expense	4,304	69	—	4,373
Processing, network, and bank card expense	5,530	126	—	5,656
Legal, examination, and professional fees	1,406	—	292	1,698
Depreciation and amortization	2,328	—	—	2,328
Other	7,953	102	896	8,951
Total operating expenses	47,792	1,168	1,887	50,847
Other
Non-interest income	10,388	2,202	1,719	14,309
Investment securities gains, net	117	—	—	117
Income tax expense (benefit)	6,024	—	(726)	5,298
Net income (loss)	$25,499	$1,034	$(2,732)	$23,801

Segment assets	$1,881,724	$13	$13,113	$1,894,850

	As of and for the year ended December 31, 2024
	Bank	Non-Bank	Total
Operating revenue
Interest income	$95,234	$117	$95,351
Interest expense	32,859	3,899	36,758
Net interest income	62,375	(3,782)	58,593
Provision for credit losses	1,027	—	1,027
Operating expenses
Salaries and employee benefits	25,238	1,340	26,578
Occupancy, furniture and equipment expense	4,555	—	4,555
Processing, network, and bank card expense	5,530	—	5,530
Legal, examination, and professional fees	2,273	335	2,608
Depreciation and amortization	1,715	—	1,715
Other	7,723	815	8,538
Total operating expenses	47,034	2,490	49,524
Other
Non-interest income	13,382	938	14,320
Investment securities losses, net	(4)	—	(4)
Income tax expense (benefit)	5,827	(1,725)	4,102
Net income (loss)	$21,865	$(3,609)	$18,256

Segment assets	$1,812,168	$13,017	$1,825,185

	As of and for the year ended December 31, 2023
	Bank	Non-Bank	Total
Operating revenue
Interest income	$91,743	$225	$91,968
Interest expense	29,052	3,774	32,826
Net interest income	62,691	(3,549)	59,142
Provision for credit losses	2,340	—	2,340
Operating expenses
Salaries and employee benefits	27,830	1,141	28,971
Occupancy, furniture and equipment expense	4,040	1	4,041
Processing, network, and bank card expense	5,151	—	5,151
Legal, examination, and professional fees	2,006	502	2,508
Depreciation and amortization	2,214	—	2,214
Other	9,761	(287)	9,474
Total operating expenses	51,002	1,357	52,359
Other
Non-interest income	7,416	120	7,536
Investment securities losses, net	(11,500)	(47)	(11,547)
Income tax expense (benefit)	698	(1,222)	(524)
Net income (loss)	$4,567	$(3,611)	$956

Segment assets	$1,867,686	$7,664	$1,875,350